Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
The Company’s policy is to invest cash in excess of operating requirements in highly liquid investments. For the purpose of the consolidated statements of cash flows, cash and cash equivalents consist of the following:

	December 31 2022	December 31 2021
	$	$
Cash	139.5	183.9
Unrestricted investments	8.8	10.0
Cash and deposits	148.3	193.9
Bank indebtedness	—	(7.2)
Cash and cash equivalents	148.3	186.7